Related Party Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related Party Transactions

NOTE 51. RELATED PARTY TRANSACTIONS
Human and legal persons who directly or indirectly exert control over the Entity, or are controlled by it, are considered related parties; they include the Subsidiaries, Associates and Affiliates; the members of the Board of Directors, Syndics and personnel in charge of Senior Management; human persons who hold similar positions in financial institutions or complementary services companies; companies or sole proprietor ships over which key personnel may exert significant influence or control, and spouses, partners and relatives up to the second degree of consanguinity or first degree of affinity of all human persons directly or indirectly linked to the Group.
The Group controls another entity when it has power over the financial and operational decisions of other entities, and in turn, obtains benefits from it.
On the other hand, the Group considers that it has joint control when there is an agreement between the parties on the control of a common economic activity.
Finally, those cases where the Group exerts significant influence means the capacity to participate in the decisions of the financial policy and the company’s operations. Shareholders with an interest equal to or greater than 20% of the Group’s total votes or its subsidiaries are considered to exert a significant influence. In determining said situations, not only the legal aspects are observed but also the nature and substance of the relationship.
Additionally, the key personnel of the Group’s Management (members of the Board of Directors and Managers) and the entities over which the key personnel can exert significant influence or control are considered related parties.
51.1.    Controlling Entity
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.07%
51.2.    Key Personnel’s Compensation
The compensation earned by the Group’s key personnel as of December 31, 2023 and December 31, 2022 amounts to Ps.31,630,009 and Ps.31,932,693 respectively.
51.3.    Key Personnel’s Structure
Key personnel’s structure as of the indicated dates is as follows:

	12.31.23	12.31.22
Regular Directors	95	79
General Manager	1	1
Area and department Managers	96	95
Total	192	175
51.4.    Related Party Transactions
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.23	12.31.22
Total Amount of Credit Assistance	36,670,344	34,561,530
Number of Addressees (quantities)	266	279
- Natural Persons	218	219
- Legal Entities	48	60
Average Amount of Credit Assistance	137,859	123,878
Maximum Assistance	9,923,443	5,297,435
Financial assistance, including the one that was restructured, was granted in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other non-related parties. Besides, this financial assistance did not involve more than the normal risk of loan losses or present other unfavorable features.
The information about the credit assistance granted to affiliates based on the quality of receivables, their documentation and preferred guarantees is stated in Schedule N.
51.5.    Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.23	12.31.22
Assets
Cash and Due from Banks	66,371,755	31,693,686
Debt Securities at Fair Value through Profit or Loss	28,608,649	25,473,024
Derivative Financial Instruments	13,023,883	7,791,345
Repurchase Transactions	43,100,856	68,527,163
Other Financial Assets	19,900,923	324,666
Loans and Other Financing	132,798,676	222,555,814
Other Debt Securities	—	2,276,311
Total Assets	303,804,742	358,642,009
Liabilities
Deposits	86,261,272	46,157,584
Derivative Financial Instruments	13,023,883	7,791,345
Repurchase Transactions	43,100,856	68,527,163
Other Financial Liabilities	15,316,876	470,614
Financing Received from the Argentine Central Bank and other Financial Institutions	116,066,549	207,582,582
Debt Securities Issued	24,225,683	27,749,336
Subordinated Debt Securities	4,382,966	—
Liabilities for Insurance Contracts	8,309	27,194
Other Non-financial Liabilities	1,418,364	336,191
Total Liabilities	303,804,758	358,642,009

	12.31.23	12.31.22	12.31.21
Income (Loss)
Net Income (Loss) from Interest	5,496,665	13,175,822	(6,917,137)
Net Fee Income (Expense)	20,302,358	18,671,490	21,672,748
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(9,881,990)	(14,175,408)	4,143,821
Other Operating Income (Expense)	15,112,753	16,185,018	19,379,965
Income from Insurance Business	—	—	(37,902,276)
Insurance Business Result	(30,435,372)	(31,115,746)	—
Administrative Expenses	(1,663,787)	(3,324,936)	(1,718,377)
Other Operating Expenses	(3,391)	(102,271)	(89,557)
Total Income	(1,072,764)	(686,031)	(1,430,813)